Right-of-use assets and lease liabilities (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Right-of-use assets and lease liabilities
Beginning of the year	$ 15,872	$ 19,878
Additions	7,454	10,346
Disposal	0	(12,254)
Depreciation charges	(2,797)	(2,098)
Total Right-of-use assets	$ 20,529	$ 15,872